Reporting entity	12 Months Ended
Dec. 31, 2018
Disclosure of reporting entity [Abstract]
Reporting entity

Reporting entity

ING Groep N.V. is a company domiciled in Amsterdam, the Netherlands. Commercial Register of Amsterdam, number 33231073. These Consolidated financial statements, as at and for the year ended 31 December 2018, comprise ING Groep N.V. (the Parent company) and its subsidiaries, together referred to as ING Group. ING Group is a global financial institution with a strong European base, offering a wide range of retail and wholesale banking services to customers in over 40 countries.

Authorisation of the Consolidated financial statements

The ING Group Consolidated financial statements, as at and for the year ended 31 December 2018, were authorised for issue in accordance with a resolution of the Executive Board on 4 March 2019. The Executive Board may decide to amend the financial statements as long as these are not adopted by the General Meeting of Shareholders. The General Meeting of Shareholders may decide not to adopt the financial statements, but may not amend these.